(3) Acquisitions, Goodwill and Other Intangible Assets: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) (Scenario, Previously Reported, USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Finite-Lived Intangible Assets, Future Amortization Expense		$ 270,335	$ 270,335	$ 270,335	$ 270,335	$ 270,535
Finite-Lived Intangible Assets, Amortization Expense, after Year Five							3,522,804
Amortization of Intangible Assets	4,874,679
MMSMember
Finite-Lived Intangible Assets, Future Amortization Expense		8,000	8,000	8,000	8,000	8,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five							41,336
Amortization of Intangible Assets	81,336
CPIMember
Finite-Lived Intangible Assets, Future Amortization Expense		6,600	6,600	6,600	6,600	6,800
Finite-Lived Intangible Assets, Amortization Expense, after Year Five							34,100
Amortization of Intangible Assets	67,300
Patent
Finite-Lived Intangible Assets, Future Amortization Expense		5,556	5,556	5,556	5,556	5,556
Finite-Lived Intangible Assets, Amortization Expense, after Year Five							7,404
Amortization of Intangible Assets	35,184
International Surveillance Services Corp
Finite-Lived Intangible Assets, Future Amortization Expense		250,179	250,179	250,179	250,179	250,179
Finite-Lived Intangible Assets, Amortization Expense, after Year Five							3,439,964
Amortization of Intangible Assets	$ 4,690,859